Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net

	Useful	Gross value				Accumulated amortization				Net carrying amount

	Life	At December 31,
	years	2022		2021		2022		2021		2022		2021
Software	1 - 4	US$	47,850	US$	41,048	US$	(35,125)	US$	(28,416)	US$	12,725	US$	12,632

Balance as of January 1st, 2021	US$	9,603
Additions		10,142
Disposals		(1)
Amortization		(6,752)
Exchange differences		(360)
Balance as of December 31, 2021		12,632
Additions		6,790
Amortization		(6,696)
Exchange differences		(1)
Balance as of December 31, 2022	US$	12,725